UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street; Omaha, NE 68137

(Address of principal executive offices)(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 4020 South 147th Street; Omaha, NE 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

3/31

Date of reporting period:  6/30/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

	Diversified Risk Parity Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	June 30, 2011

Shares		Value

	COMMON STOCKS - 6.7%
	INSURANCE - 0.8%
140	Berkshire Hathaway, Inc. *	$ 10,835

	MINING - 0.4%
100	Molycorp, Inc. *	6,106

	OIL & GAS SERVICES - 0.8%
130	Schlumberger Ltd.	11,232

	PIPELINES - 3.8%
1,745	Crosstex Energy LP	31,672
1,025	El Paso Corp.	20,705
		52,377

	REITS - 0.9%
550	Invesco Mortgage Capital, Inc.	11,621

	TOTAL COMMON STOCKS ( Cost - $91,399)	92,171

	MUTUAL FUNDS - 78.4%
	ASSET ALLOCATION FUNDS - 56.7%
67,878	ASG Global Alternatives Fund *	750,057
1,509	Merger Fund*	24,514
		774,571

	DEBT FUNDS - 18.1%
20,194	DoubleLine Total Return Bond Fund	222,136
2,242	Western Asset Core Plus Bond Portfolio	24,553
		246,689

	INVERSE EQUITY FUNDS - 3.6%
5,630	Federated Prudent Bear Fund *	24,601
1,584	Highbridge Statistical Market Neutral Class A *	24,363
		48,964

	TOTAL MUTUAL FUNDS ( Cost - $1,069,262)	1,070,224

	EXCHANGE TRADED FUNDS - 13.2%
	CLOSED-END FUNDS - 0.7%
530	NFJ Dividend Interest & Premium Strategy Fund	10,022

	COMMODITY FUNDS - 2.0%
450	iShares Silver Trust *	15,233
80	SPDR Gold Shares *	11,678
		26,911

	EMERGING MARKET FUND - 0.7%
218	ProShares Short MSCI EAFE *	10,115

	SPECIALTY/SECTOR FUNDS - 9.8%
325	Consumer Discretionary Select Sector SPDR Fund	13,068
400	Consumer Staples Select Sector SPDR Fund	12,492
357	EGShares GEMS Composite ETF	9,483
147	Energy Select Sector SPDR Fund	11,077
299	Financial Select Sector SPDR Fund	4,584
350	Health Care Select Sector SPDR Fund	12,432
350	Industrial Select Sector SPDR Fund	13,034
290	iShares MSCI Canada Index Fund	9,184

	Diversified Risk Parity Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	June 30, 2011

Shares		Value

330	Materials Select Sector SPDR Fund	$ 12,995
500	Technology Select Sector SPDR Fund	12,850
400	Utilities Select Sector SPDR Fund	13,392
158	Vanguard REIT ETF	9,496
		134,087

	TOTAL EXCHANGE TRADED FUNDS ( Cost - $182,308)	181,135

	SHORT-TERM INVESTMENT - 1.6%
	MONEY MARKET FUND - 1.6%
22,053	BlackRock Liquidity Funds Treasury Trust Fund Portfolio ( Cost - $22,053)	22,053

	TOTAL INVESTMENTS - 99.9% ( Cost - $1,365,022) (a)	$ 1,365,583
	ASSETS LESS OTHER LIABILITIES - 0.1%	736
	NET ASSETS - 100.0%	$ 1,366,319

*	Non-income producing security.
(a)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is substantially
	the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 6,244
	Unrealized depreciation	(5,683)
	Net unrealized appreciation	$ 561

Diversified Risk Parity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2011

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value,  securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordancewith the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Diversified Risk Parity Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) June 30, 2011

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 92,171	$ -	$ -	$ 92,171
Mutual Funds	$ 1,070,224	$ -	$ -	$ 1,070,224
Exchange TradedFunds	$ 181,135	$ -	$ -	$ 181,135
Money Market Fund	$ 22,053	$ -	$ -	$ 22,053
Total	$ 1,365,583	$ -	$ -	$ 1,365,583
The Fund did not hold any Level 3 securities during the period.
There were no significant transfers into and out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
* See Schedule of Investments for Industry Classification.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

8/26/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

8/26/11

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

8/26/11